Debt - Additional Information (Details)					3 Months Ended		12 Months Ended
	Mar. 21, 2023 USD ($)	Aug. 29, 2022 USD ($) item	Jul. 14, 2022 USD ($) $ / shares shares	Feb. 28, 2020 USD ($) shares	Mar. 31, 2023 USD ($) item shares	Mar. 31, 2022 USD ($)	Dec. 31, 2022 USD ($) item shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)	Feb. 14, 2023 USD ($)	Dec. 09, 2022 USD ($)	Jun. 16, 2022 USD ($)	Apr. 30, 2022 USD ($)	Mar. 16, 2022 USD ($)
Debt
Paid in kind interest						$ 147,000	$ 295,000	$ 1,777,000	$ 790,000
Debt finance costs		$ 6,000,000.0
Variable rate (as a percent)		0.10%
Short-term debt					$ 42,855,000		$ 42,905,000	$ 4,510,000
Common stock shares issued (in shares) | shares					75,628,000		75,020,000	34,523,000
Proceeds from issuance of common stock							$ 255,737,000
Number of financial covenants | item		2			2
Term of anniversary closing date		18 months			18 months
Minimum
Debt
Net Leverage Ratio		4.00			4.00
Maximum
Debt
Interest coverage ratio		1.50			1.50
Net Leverage Ratio		4.50			4.50
Base rate | One Month Interest Period [Member]
Debt
Interest rate (as a percent)		1.00%
Interest period		1 month
Variable rate (as a percent)		1.00%
Base rate | Minimum
Debt
Variable rate (as a percent)		0.50%
Base rate | Maximum
Debt
Variable rate (as a percent)		1.50%
SOFR | One Month Interest Period [Member]
Debt
Interest period		1 month
Variable rate (as a percent)		0.10%
SOFR | Three Month Interest Period [Member]
Debt
Interest period		3 months
Variable rate (as a percent)		0.15%
SOFR | Six Month Interest Period [Member]
Debt
Interest period		6 months
Variable rate (as a percent)		0.25%
SOFR | Minimum
Debt
Variable rate (as a percent)		1.50%
SOFR | Maximum
Debt
Variable rate (as a percent)		2.50%
SOFR | One Month Interest Period [Member]
Debt
Interest period		1 month
SOFR | Three Month Interest Period [Member]
Debt
Interest period		3 months
Variable rate (as a percent)		0.15%
SOFR | Six Month Interest Period [Member]
Debt
Interest period		6 months
Variable rate (as a percent)		0.25%
SOFR | Minimum
Debt
Variable rate (as a percent)		1.50%
SOFR | Maximum
Debt
Variable rate (as a percent)		2.50%
NYFRB
Debt
Interest rate (as a percent)		0.50%
Variable rate (as a percent)		0.50%
Wooster Capital, LLC ("Wooster") and Jo Ellen Ford
Debt
Common stock shares issued (in shares) | shares			2,150,000
Share price (in dollars per share) | $ / shares			$ 10.00
Proceeds from issuance of common stock			$ 21,500,000
New short-term trade finance facility
Debt
Face amount	$ 70,000,000
Variable rate (as a percent)	4.00%
Line of credit					$ 35,000,000.0
Debt term	1 year
New short-term trade finance facility | SOFR one-month
Debt
Variable rate (as a percent)	1.00%
New short-term trade finance facility | Federal Funds Rate
Debt
Variable rate (as a percent)	1.00%
Revolving credit facility
Debt
Debt finance costs		$ 3,000,000.0
Face amount		$ 175,000,000.0
Line of credit					$ 55,000,000.0
Weighted average effective rate (as a percent)					7.30%
Revolving credit facility | Minimum
Debt
Line of credit, Commitment fee percentage (as a percent)		0.20%
Revolving credit facility | Maximum
Debt
Line of credit, Commitment fee percentage (as a percent)		0.35%
Term Loan facility
Debt
Debt finance costs		$ 3,000,000.0
Face amount		$ 175,000,000.0
Variable rate (as a percent)					7.40%
Line of credit interest rate during the period (as percentage)							5.70%
Percentage of original principal amount		1.25%
Line of credit, periodic payment term		3 years
Periodic payment principal amount		$ 2,200,000
Term Loan facility | Year four
Debt
Percentage of original principal amount		1.875%
Periodic payment principal amount		$ 3,300,000
Term Loan facility | Year five
Debt
Percentage of original principal amount		2.50%
Periodic payment principal amount		$ 4,400,000
Standby letter of credit
Debt
Letters of credit outstanding					$ 2,600,000		$ 2,600,000
Delayed Draw Term Loan Facility
Debt
Face amount										$ 50,000,000.0
Proceeds from line of credit					0
International Debt and Lending Facilities | Westrock Coffee Company, LLC. | Mortgage backed securities
Debt
Long term note					$ 1,500,000
Working Capital Trade Finance Facility | Westrock Coffee Company, LLC.
Debt
Maximum borrowing capacity											$ 47,500,000	$ 62,500,000	$ 55,000,000.0	$ 50,000,000.0
Short-term debt							$ 36,300,000							$ 49,300,000
Line of credit interest rate during the period (as percentage)							5.00%
Agent fees percentage (as a percent)							0.25%
Working Capital Trade Finance Facility | Westrock Coffee Company, LLC. | Mortgage backed securities
Debt
Short-term debt						$ 7,800,000	$ 6,600,000
Number of mortgage-backed lending facilities | item					2		2
Long term note							$ 1,800,000
Working Capital Trade Finance Facility | Westrock Coffee Company, LLC. | Prime rate
Debt
Variable rate (as a percent)							2.50%
Subordinated related party debt | Wooster Capital, LLC ("Wooster") and Jo Ellen Ford
Debt
Interest rate (as a percent)				0.06%
Face amount				$ 13,300,000
Debt term				10 years
Grace period				6 months
Common stock shares issued (in shares) | shares				1,330,000